Capital structure and financing - C.7.4. Call and put options (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jun. 29, 2022	Dec. 31, 2021	[1]
Disclosure of detailed information about business combination [line items]
Put option liability	$ 0		$ 290
Telecomunicaciones Digitales, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest acquired		20.00%
Acquisition price		$ 290
Put option liability		$ 290

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.